ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Accounts payable	$669,231	$309,833
Credit card payable	29,454	28,683
Accrued interest	12,298	35,131
Accrued expenses and other	25,675	-
	$736,658	$373,647